Retirement-Related Benefits - Investment Strategy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	8.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	83.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Real Estate.
Investment Policies And Strategies
Target allocation (as a percent)	4.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 3,159
Commitments for future investments in private markets	$ 1,137
Non-US | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-US | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	17.00%
Non-US | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	62.00%
Non-US | Real Estate.
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
Non-US | Insurance contracts
Investment Policies And Strategies
Target allocation (as a percent)	13.00%
Non-US | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
Pension Plans | U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 25,094	$ 51,852	$ 54,386
Pension Plans | Non-US
Investment Policies And Strategies
Fair Value of plan assets	$ 28,371	$ 39,979	$ 42,308